UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE       68130

(Address of principal executive offices)

(Zip code)

James  Ash,        Gemini Fund Services, LLC

          80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Shares			Market Value
	COMMON STOCK - 69.2%
	AEROSPACE/DEFENSE - 1.2%
13,022	United Technologies Corp.		$ 1,067,934

	APPAREL - 0.7%
177,199	American Apparel, Inc. *		178,971
39,350	Jones Group, Inc.		435,211
			614,182
	BANKS - 5.2%
41,950	Bank of America Corp.		486,620
20,568	Capital One Financial Corp.		1,191,504
20,010	Citigroup, Inc.		791,596
12,550	Fifth Third Bancorp.		190,635
4,641	Guaranty Bancorp *		9,050
12,200	JPMorgan Chase & Co.		536,434
9,567	Metro Bancorp, Inc. *		126,476
12,214	Morgan Stanley		233,532
63,248	Regions Financial Corp.		450,326
21,255	Wells Fargo & Co.		726,496
			4,742,669
	BEVERAGES - 1.6%
27,653	Farmer Bros Co. *		399,033
14,882	Pepsico., Inc.		1,018,375
			1,417,408
	CHEMICALS - 1.5%
1,939	CF Industries Holdings, Inc.		393,927
6,833	Monsanto Co.		646,743
8,826	Rentech Nitrogen Partners LP		332,652
			1,373,322
	COMMERCIAL SERVICES - 3.6%
20,770	Cardtronics Inc. *		493,080
23,386	Global Payments Inc.		1,059,386
41,914	LifeLock, Inc. *		340,760
51,102	PHH Corp. *		1,162,571
38,190	ServiceSource International, Inc. *		223,411
			3,279,208
	COMPUTERS - 2.6%
127,170	Brocade Communications Systems, Inc. *		677,816
5,319	International Business Machines Corp.		1,018,854
18,690	NCR Corp. *		476,221
5,051	SanDisk Corp. *		220,022
			2,392,913
	COSMETICS/PERSONAL CARE - 0.2%
2,601	Procter & Gamble Co.		176,582

	DISTRIBUTION/WHOLESALE - 0.6%
20,935	Titan Machinery, Inc. *		517,094

	DIVERSIFIED FINANANCIAL SERVICES - 9.1%
74,756	CIFC Corp. *		598,048
25,862	Discover Financial Services		996,980
6,516	Federated Investors, Inc. - Cl. B		131,819
29,520	Financial Engines, Inc. *		819,180
23,600	Gain Capital Holdings, Inc.		96,524
588,462	Gleacher & Co., Inc. *		441,347
47,108	National Financial Partners Corp. *		807,431
35,079	Nationstar Mortgage Holdings Inc. *		1,086,747
10,447	Nelnet, Inc. - Cl. A		311,216
66,742	Ocwen Financial Corp. *		2,308,606
16,054	Oppenheimer Holdings, Inc.		277,252
9,437	Walter Investment Management Corp. *		405,980
			8,281,130
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares			Market Value
	ELECTRIC - 3.7%
16,477	Duke Energy Corp.		$ 1,051,232
22,500	Edison International		1,016,775
2,720	ITC Holdings Corp.		209,195
15,414	NextEra Energy, Inc.		1,066,495
			3,343,697
	ELECTRONICS - 2.1%
9,440	ESCO Technologies, Inc.		353,150
11,010	National Instruments Corp.		284,168
40,630	Newport Corp. *		546,474
11,490	Trimble Navigation Ltd. *		686,872
			1,870,664
	ENGINEERING & CONSTRUCTION - 0.9%
31,650	MasTec, Inc. *		789,035

	ENTERTAINMENT - 1.5%
41,920	National CineMedia, Inc.		592,330
85,660	Scientific Games Corp. *		742,672
			1,335,002
	FOOD - 1.8%
14,835	Calavo Growers, Inc.		373,990
44,272	Pilgrim's Pride Corp. *		320,972
29,515	Safeway Inc.		533,926
22,126	Tyson Foods, Inc.		429,244
			1,658,132
	HEALTHCARE-PRODUCTS - 2.1%
41,120	ABIOMED, Inc. *		553,475
39,720	Affymetrix, Inc. *		125,912
19,790	Align Technology, Inc. *		549,173
35,460	Hologic, Inc. *		710,264
			1,938,824
	HOLDING COMPANIES-DIVERSIFIED - 0.1%
6,710	National Bank Holdings Corp. - Cl. A		127,423

	HOME BUILDERS - 0.4%
21,585	Brookfield Residential Properties, Inc. *		387,235

	INSURANCE - 1.9%
16,218	American International Group, Inc. *		572,495
11,900	Berkshire Hathaway, Inc. *		1,067,430
4,067	Phoenix Cos, Inc. *		100,577
			1,740,502
	INTERNET - 3.0%
54,500	Liberty Interactive Corp. *		1,072,560
0	Liberty Ventures *		30
76,384	Move, Inc. *		579,755
8,512	OpenTable, Inc. *		415,386
20,590	Responsys, Inc. *		122,716
17,950	Shutterfly, Inc. *		536,167
			2,726,614
	INVESTMENT COMPANIES - 0.6%
18,133	KKR Financial Holdings LLC		191,484
25,351	MVC Capital, Inc.		308,015
			499,499
	LEISURE TIME - 0.7%
11,817	Arctic Cat, Inc. *		394,570
5,315	Harley-Davidson, Inc.		259,585
			654,155
	LODGING - 0.5%
5,315	Las Vegas Sands Corp.		245,340
10,630	Melco Crown Entertainment Ltd. - ADR *		179,009
			424,349
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares			Market Value
	MACHINERY-CONSTRUCTION & MINING - 1.3%
41,457	Terex Corp. *		$ 1,165,356

	MACHINERY-DIVERSIFIED - 1.8%
5,423	Deere & Co.		468,656
11,900	Graco, Inc.		612,731
6,730	Lindsay Corp.		539,208
			1,620,595
	MEDIA - 1.2%
9,700	Liberty Media Corp. - Liberty Capital *		1,125,297

	METAL FABRICATE/HARDWARE - 0.2%
1,430	Valmont Industries, Inc.		195,267

	MISCELLANEOUS MANUFACTURING - 1.3%
24,982	Crane Co.		1,156,167

	PHARMACEUTICALS - 1.3%
15,945	Mead Johnson Nutrition Co. - Cl. A		1,050,616
10,036	Warner Chilcott PLC		120,833
			1,171,449
	PRIVATE EQUITY - 0.3%
16,728	Blackstone Group LP		260,790

	REITS - 0.5%
72,208	CapLease, Inc.		402,199
3,410	IMPAC Mortgage Holdings Inc. *		48,081
			450,280
	RETAIL - 6.0%
10,222	Buffalo Wild Wings, Inc. *		744,366
31,560	Chico's FAS, Inc.		582,598
2,601	Costco Wholesale Corp.		256,901
9,933	Ignite Restaurant Group, Inc. *		129,129
12,644	Lithia Motors, Inc.		473,138
66,770	Luby's, Inc. *		446,691
32,536	Ruby Tuesday, Inc. *		255,733
5,238	Tractor Supply Co.		462,830
26,575	Urban Outfitters, Inc. *		1,045,992
26,540	World Fuel Services Corp.		1,092,652
			5,490,030
	SAVINGS & LOANS - 1.5%
94,011	First Niagara Financial Group, Inc.		745,507
4,751	Meta Financial Group, Inc.		108,323
33,614	Oritani Financial Corp.		514,966
			1,368,796
	SEMICONDUCTORS - 3.6%
31,890	Broadcom Corp.		1,059,067
30,710	International Rectifier Corp. *		544,488
3,633	Maxim Integrated Products, Inc.		106,810
17,008	QUALCOMM, Inc.		1,054,836
33,630	Rovi Corp. *		518,911
			3,284,112
	SOFTWARE - 1.0%
15,060	Broadridge Financial Solutions, Inc.		344,573
19,500	Informatica Corp. *		591,240
			935,813
	TELECOMMUNICATIONS - 1.5%
25,240	Arris Group, Inc. *		377,086
10,630	Juniper Networks, Inc. *		209,092
16,890	Plantronics, Inc.		622,734
26,575	RF Micro Devices, Inc. *		119,056
			1,327,968
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Shares			Market Value
	TRANSPORTATION - 1.5%
6,390	Atlas Air Worldwide Holdings, Inc. *		$ 283,141
29,360	CAI International, Inc. *		644,452
8,180	Landstar System, Inc.		429,123
			1,356,716
	TRUCKING & LEASING - 0.6%
18,533	Textainer Group Holdings Ltd.		583,048

	TOTAL COMMON STOCK (Cost - $61,104,391)		62,849,257
Number of
Contract	PURCHASED CALL OPTIONS - 0.0%	Maturity
6	Pinnacle Financial Partners @ 22.5 *	Feb-13	30

	TOTAL OPTIONS (Cost - $505)		30
Principal
Amounts $	SHORT-TERM INVESTMENTS - 20.3%
	U.S. GOVERNMENT- 20.3%
18,400,000	United States Treasury Bill, 0.03%, 1/24/13 * +		18,399,660
	(Cost - $18,399,660)

	TOTAL INVESTMENTS - 89.5% (Cost - $79,504,556) (a)		$ 81,248,947
	OTHER ASSETS LESS LIABILITIES - 10.5%		9,575,835
	NET ASSETS - 100.0%		$ 90,824,782

Shares			Market Value
	COMMON STOCK - SECURITIES SOLD SHORT - (40.7) %
	AGRICULTURE - (0.5) %
(4,177)	Andersons, Inc.		$ (179,193)
(6,454)	Archer-Daniels-Midland Co.		(176,775)
(1,952)	Bunge Ltd.		(141,891)
			(497,859)
	AUTO PARTS & EQUIPMENT - (0.7) %
(53,150)	American Axle & Manufacturing Holdings, Inc. *		(595,280)
(13,970)	Meritor, Inc. *		(66,078)
			(661,358)
	BANKS - (6.7) %
(58,465)	Bank of America Corp.		(678,194)
(19,928)	Bank of America Corp. *		(108,608)
(6,411)	Bank of Hawaii Corp.		(282,405)
(4,544)	Bank of the Ozarks, Inc		(152,088)
(16,985)	Cathay General Bancorp		(331,207)
(5,034)	City Holding Co.		(175,435)
(10,258)	Columbia Banking System Inc.		(184,029)
(6,569)	Commerce Bancshares, Inc.		(230,293)
(7,556)	Cullen/Frost Bankers, Inc.		(410,064)
(35,125)	FNB Corp. PA		(373,027)
(13,645)	First Horizon National Corp.		(135,222)
(4,423)	First Republic Bank		(144,986)
(35,522)	Morgan Stanley		(679,181)
(8,712)	Northern Trust Corp.		(436,994)
(8,369)	Pinnacle Financial Partners, Inc. *		(157,672)
(4,178)	PrivateBancorp, Inc.		(64,007)
(8,092)	Prosperity Bancshares, Inc.		(339,864)
(2,075)	Signature Bank/New York NY *		(148,031)
(17,157)	Southside Bancshares, Inc.		(361,326)
(31,775)	Valley National Bancorp		(295,508)
(19,514)	Virginia Commerce Bancorp, Inc. *		(174,650)
(36,358)	Wilshire Bancorp, Inc. *		(213,421)
			(6,076,212)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Shares			Market Value
	BEVERAGES - (0.4) %
(4,320)	Dr Pepper Snapple Group, Inc.		$ (190,858)
(3,227)	Pepsico., Inc.		(220,824)
			(411,682)
	BIOTECHNOLOGY - (0.7) %
(14,310)	Acorda Therapeutics, Inc. *		(355,747)
(1,800)	Regeneron Pharmaceuticals, Inc. *		(307,926)
			(663,673)
	CHEMICALS - (0.6) %
(1,898)	Agrium, Inc.		(189,629)
(3,197)	Mosaic Co.		(181,046)
(3,416)	Potash Corp. of Saskatchewan, Inc.		(138,997)
			(509,672)
	COMMERICAL SERVICES - (1.8) %
(9,930)	CoreLogic, Inc. *		(267,316)
(10,430)	Healthcare Services Group, Inc.		(242,289)
(31,865)	Intersections, Inc.		(302,080)
(9,157)	Lender Processing Services, Inc.		(225,445)
(6,764)	Rent-A-Center, Inc.		(232,411)
(4,670)	Ritchie Bros Auctioneers, Inc.		(97,556)
(8,980)	VistaPrint NV *		(295,083)
			(1,662,180)
	COMPUTERS - (0.4) %
(7,640)	Lexmark International, Inc.		(177,172)
(6,910)	Seagate Technology PLC		(210,617)
			(387,789)
	DISTRIBUTION WHOLESALE - (0.2) %
(2,720)	WESCO International, Inc. *		(183,410)

	DIVERSIFIED FINACIAL SERVICES - (3.4) %
(6,365)	American Express Co.		(365,860)
(5,527)	CME Group, Inc. - Cl. A		(280,274)
(1,392)	Credit Acceptance Corp. *		(141,539)
(10,801)	Eaton Vance Corp.		(344,012)
(12,715)	Financial Engines, Inc. *		(352,841)
(39,261)	FXCM, Inc. - Cl. A		(395,358)
(4,283)	Nationstar Mortgage Holdings, Inc. *		(132,687)
(22,030)	NewStar Financial, Inc. *		(308,640)
(17,959)	SeaCube Container Leasing Ltd.		(338,527)
(1,479)	Visa Inc. - Cl. A		(224,187)
(3,139)	World Acceptance Corp. *		(234,044)
			(3,117,969)
	ELETRIC - (1.9) %
(9,567)	DTE Energy Co.		(574,498)
(9,567)	Entergy Corp.		(609,896)
(12,225)	Southern Co.		(523,352)
			(1,707,746)
	ELECTRONICS - (0.4) %
(4,196)	Garmin Ltd.		(171,281)
(3,280)	NVE Corp. *		(182,007)
			(353,288)
	ENERGY ALTERNATIVE SOURCE - (0.1) %
(16,645)	Amyris, Inc. *		(51,932)
(10,249)	Gevo, Inc. *		(15,783)
(4,517)	Solazyme, Inc. *		(35,504)
			(103,219)
	ENVIRONMENTAL CONTROL - (0.1) %
(9,110)	Darling International, Inc. *		(146,124)

	EQUITY FUND - (2.0) %
(65,446)	Financial Select Sector SPDR Fund		(1,073,314)
(7,906)	iShares Russell 2000 Growth Index Fund		(753,521)
			(1,826,835)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Shares			Market Value
	FOOD - (2.3) %
(5,694)	Campbell Soup Co.		$ (198,664)
(16,202)	Chefs' Warehouse, Inc. *		(256,154)
(3,860)	Fresh Market, Inc. *		(185,627)
(3,860)	H.J. Heinz Co.		(222,645)
(5,125)	Hormel Foods Corp.		(159,951)
(6,910)	J.M. Smucker Co.		(595,918)
(3,227)	Sanderson Farms, Inc.		(153,444)
(3,830)	TreeHouse Foods, Inc. *		(199,658)
(1,040)	Whole Foods Market, Inc.		(94,983)
			(2,067,044)
	HEALTHCARE - PRODUCT - (0.9) %
(14,060)	Abaxis, Inc.		(521,626)
(3,280)	DENTSPLY International, Inc.		(129,921)
(8,460)	Insulet Corp. *		(179,521)
			(831,068)
	HOME BUILDERS - (0.3) %
(7,803)	Toll Brothers, Inc. *		(252,271)

	HOUSEHOLD PRODUCTS - WARES - (1.5) %
(11,693)	Kimberly-Clark Corp.		(987,240)
(4,366)	SodaStream International Ltd. *		(195,990)
(4,608)	Scotts Miracle-Gro Co.		(202,982)
			(1,386,212)
	INSURANCE - (1.3) %
(12,373)	First American Financial Corp.		(298,066)
(9,841)	Progressive Corp.		(207,645)
(17,100)	Protective Life Corp.		(488,718)
(9,050)	Stewart Information Services Corp.		(235,300)
			(1,229,729)
	INTERNET - (1.1) %
(5,580)	Nutrisystem, Inc.		(45,700)
(5,520)	Splunk, Inc. *		(160,190)
(10,460)	Web.com Group, Inc. *		(154,808)
(23,483)	Zillow Inc. *		(651,653)
			(1,012,351)
	MACHINERY - DIVERSIFIED - (1.2) %
(3,416)	AGCO Corp. *		(167,794)
(7,707)	Deere & Co.		(666,039)
(5,050)	Tennant Co.		(221,947)
			(1,055,780)
	MINING - (0.3) %
(24,130)	Avalon Rare Metals, Inc. *		(32,817)
(2,952)	Compass Minerals International, Inc.		(220,544)
			(253,361)
	MISCELLANEOUS - (0.2) %
(11,389)	Metabolix, Inc. *		(16,856)
(4,977)	Raven Industries, Inc.		(131,194)
			(148,050)
	PHARMECEUTICAL - (0.8) %
(4,837)	Mylan, Inc. PA *		(132,921)
(10,010)	Questcor Pharmaceuticals, Inc.		(267,467)
(6,360)	Synageva BioPharma Corp. *		(294,404)
			(694,792)
	REAL ESTATE - (0.3) %
(7,089)	Realogy Holdings Corp. *		(297,454)

	REITS - (1.0) %
(1,156)	Avalonbay Communities, Inc.		(156,742)
(14,760)	Coresite Realty Corp.		(408,262)
(2,104)	Equity Residential		(119,234)
(15,979)	IMPAC Mortgage Holdings, Inc. *		(225,304)
			(909,542)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Shares			Market Value
	RETAIL - (3.6) %
(5,315)	Big Lots, Inc. *		$ (151,265)
(872)	Chipotle Mexican Grill, Inc. - Cl. A *		(259,385)
(6,796)	Coinstar, Inc. *		(353,460)
(3,553)	Darden Restaurants, Inc.		(160,134)
(36,063)	Denny's Corp. *		(175,987)
(9,424)	First Cash Financial Services, Inc. *		(467,619)
(5,315)	Nordstrom, Inc.		(284,353)
(1,063)	Panera Bread Co. *		(168,836)
(5,889)	Red Robin Gourmet Burgers Inc. *		(207,823)
(1,595)	Ulta Salon, Cosmetics & Fragrance, Inc.		(156,725)
(9,036)	Wal-Mart Stores Inc.		(616,526)
(48,575)	Wendy's Co.		(228,301)
			(3,230,414)
	SAVING & LOANS - (0.8) %
(14,095)	Investors Bancorp Inc.		(250,609)
(23,076)	New York Community Bancorp, Inc.		(302,296)
(8,411)	Washington Federal Inc.		(141,894)
			(694,799)
	SEMICONDUCTORS - (1.6) %
(5,201)	Cree, Inc. *		(176,730)
(20,139)	Texas Instruments Inc.		(623,101)
(36,801)	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		(631,505)
			(1,431,336)
	SOFTWARE - (1.6) %
(10,780)	Open Text Corp. *		(602,279)
(8,200)	SAP AG - ADR		(659,116)
(1,980)	VMware Inc. - Cl. A *		(186,397)
			(1,447,792)
	STORAGE WAREHOUSING - (0.2) %
(8,246)	Mobile Mini, Inc. *		(171,764)

	TELECOMMUNICATIONS - (0.5) %
(5,315)	AT&T, Inc.		(179,169)
(77,300)	DragonWave, Inc. *		(251,225)
			(430,394)
	TOYS GAMES HOBBIES - (0.2) %
(5,315)	Hasbro, Inc.		(190,809)

	TRANPORTATION - (0.7) %
(4,784)	Union Pacific Corp.		(601,445)

	TRUCKING & LEASING - (0.4) %
(7,634)	GATX Corp.		(330,552)

	TOTAL SECURITIES SOLD SHORT (Proceed - $36,116,969) (a)		(36,975,975)

	ADR - American Depositary Receipt
	REIT - Real Estate Investment Trust
	* Non-Income producing security.
	+ Interest rate reflects yield to maturity.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is $43,387,587 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 3,445,987
	Unrealized depreciation:		(2,560,602)
	Net unrealized appreciation		$ 885,385

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 62,849,257	$ -	$ -	$ 62,849,257
U.S Government	18,399,660	-	-	18,399,660

Derivatives
Purchase Options	$ 30	$ -	$ -	$ 30
Total Assets	$ 81,248,947	$ -	$ -	$ 81,248,947
Liabilities +
Securities Sold Short	$ (36,975,975)	$ -	$ -	$ (36,975,975)
+ Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2013